Safe Notes	9 Months Ended
Sep. 30, 2021
Simple Agreements For Future Equity [Abstract]
Safe Notes
11. SAFE NOTES
Effective as of March 1, 2020, the Company effectuated a contribution of its SymetryML department into a new subsidiary, SymetryML, Inc. (“Symetry’). During the year ended December 31, 2020 and nine months ended September 30, 2021 and 2020 (unaudited), the Company raised $1,250, $1,225 and $1,150, respectively, to fund Symetry operations, by entering into Simple Agreement for Future Equity Notes (“SAFE Note”) with several parties. The SAFE Notes resulted in cash proceeds to the Company in exchange for the right to stock of SymetryML, Inc, a subsidiary of the Company, or cash at a future date in the occurrence of certain events, as follows:
If there is an equity financing transaction, where the Company issues and sells capital units of SymetryML, Inc, at a fixed pre-money
valuation and with an aggregate investment amount of a defined threshold, before the expiration or termination of the SAFE Note, the Company will automatically issue a number of new units equal to the purchase price of the SAFE Note, as defined in the SAFE agreement, divided by either: (1) the price per new unit equal to the quotient obtained by dividing (i) $10,000 by (ii) the company capitalization as of immediately prior to the transaction; or (2) the product of the price per new units sold in the transaction multiplied by 80%, whichever calculation results in a greater number of new units.
If there is a liquidity event, as defined in the SAFE Notes, before the expiration or termination of the SAFE Notes, the investor will, at its option, either receive a cash payment equal to the purchase price of the note; or automatically receive from the Company a number of units of capital units equal to the purchase price of the note divided by the price per unit of capital unit equal to 80% multiplied by the quotient obtained by dividing (i) $10,000 by (ii) the company capitalization as of immediately prior to the liquidity event, if the investor fails to select the cash option.
In a dissolution event, as defined in the SAFE Notes, the Company will pay the investors an amount equal to the purchase price of the SAFE Note, due and payable immediately prior to the consummation of the dissolution event.

The SAFE Notes were classified as
marked-to-market
liabilities pursuant to ASC 480, Distinguishing Liabilities from Equity. The SAFE Notes were measured at fair value, with changes in fair value recorded within loss on SAFE Note revaluation within the Consolidated Statement of Operations. Any changes in fair value were not material to the financial statements.